IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2021
IMPAIRMENT
Schedule of property, plant and equipment impairment expense

($ thousands)	2021	2020	2019
Crude oil and natural gas properties:
U.S. cost centre	$—	$650,780	$—
Canada cost centre	3,420	100,943	—
Total impairment expense	$3,420	$751,723	$—

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

	WTI Crude Oil	Edm Light Crude	U.S. Henry Hub Gas	Exchange Rate
Period	$/bbl	CDN$/bbl	$/Mcf	CDN$/US$
2021	$66.55	$78.15	$3.64	0.80
2020	39.54	45.56	2.00	0.75
2019	55.85	66.73	2.58	0.75